CERTAIN

1-32284

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

04040805

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

August 23, 2004

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

AUG 23, 2004

Dear Mr. Johnson:

This is to certify that on August 23, 2004, the American Stock Exchange, Inc. (the "Exchange") received from Kitty Hawk, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.000001 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
AUG 24 2004
THOMSON
FINANCIAL

cc: Herbert Scholl

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